INVESTMENT IN BIVI LLC (Details Narrative) - shares	Jun. 30, 2019	Dec. 31, 2018	May 15, 2015
Securities Exchange Agreement [Member] | BiVi [Member]
Ownership percentage			51.00%
Restricted shares of common stock			4,000
Series C Preferred Stock Shares issued			1,000
Issuance shares of restricted common stock			1,000,000
BiVi [Member]
Ownership percentage	51.00%	51.00%	51.00%
BiVi [Member] | Securities Exchange Agreement [Member] | Majority interest [Member]
Ownership percentage			51.00%